VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Aerospace & Defense—2.5%
Hexcel Corp.	133,074	$ 6,883
Biotechnology—1.1%
Alnylam Pharmaceuticals, Inc.(1)	10,139	2,029
Seagen, Inc.(1)	8,247	1,129
		3,158

Chemicals—0.9%
CF Industries Holdings, Inc.	26,768	2,576
Commercial Services & Supplies—3.1%
Waste Management, Inc.	52,777	8,455
Construction & Engineering—3.0%
Quanta Services, Inc.	65,339	8,324
Distributors—1.7%
Pool Corp.	14,430	4,592
Electrical Equipment—2.8%
AMETEK, Inc.	39,037	4,427
Generac Holdings, Inc.(1)	17,925	3,193
		7,620

Electronic Equipment, Instruments & Components—4.9%
Keysight Technologies, Inc.(1)	50,646	7,970
TE Connectivity Ltd.	48,905	5,397
		13,367

Equity Real Estate Investment—1.9%
Terreno Realty Corp.	99,479	5,271
Healthcare Equipment & Supplies—8.8%
Boston Scientific Corp.(1)	78,315	3,033
Cooper Cos., Inc. (The)	15,494	4,089
Dexcom, Inc.(1)	89,664	7,221
Envista Holdings Corp.(1)	53,969	1,771
IDEXX Laboratories, Inc.(1)	15,690	5,112
Insulet Corp.(1)	13,360	3,065
		24,291

Healthcare Providers & Services—5.9%
AmerisourceBergen Corp.	60,513	8,189
Centene Corp.(1)	49,389	3,843
Tenet Healthcare Corp.(1)	83,774	4,321
		16,353

Hotels, Restaurants & Leisure—4.0%
Expedia Group, Inc.(1)	51,999	4,872
	Shares	Value

Hotels, Restaurants & Leisure—continued
Royal Caribbean Cruises Ltd.(1)	57,715	$ 2,187
Wingstop, Inc.	32,131	4,030
		11,089

Household Durables—1.0%
DR Horton, Inc.	42,133	2,838
Insurance—2.7%
Gallagher (Arthur J.) & Co.	43,953	7,526
Interactive Media & Services—1.4%
ZoomInfo Technologies, Inc. Class A(1)	95,065	3,960
Internet & Direct Marketing Retail—1.2%
Etsy, Inc.(1)	32,751	3,279
IT Services—2.9%
EPAM Systems, Inc.(1)	21,851	7,914
Machinery—2.5%
Westinghouse Air Brake Technologies Corp.	83,072	6,758
Oil, Gas & Consumable Fuels—2.5%
Diamondback Energy, Inc.	23,320	2,809
Valero Energy Corp.	37,733	4,032
		6,841

Pharmaceuticals—1.0%
Catalent, Inc.(1)	37,923	2,744
Professional Services—1.8%
Leidos Holdings, Inc.	57,234	5,006
Self Storage—2.0%
Public Storage	18,465	5,407
Semiconductors & Semiconductor Equipment—11.1%
Analog Devices, Inc.	31,260	4,356
Enphase Energy, Inc.(1)	36,190	10,042
Entegris, Inc.	48,330	4,012
Lam Research Corp.	10,048	3,678
Marvell Technology, Inc.	63,669	2,732
Monolithic Power Systems, Inc.	15,793	5,739
		30,559

Software—16.2%
Atlassian Corp. plc Class A(1)	21,451	4,518
Datadog, Inc. Class A(1)	70,071	6,221
HubSpot, Inc.(1)	16,094	4,347
Palo Alto Networks, Inc.(1)	51,445	8,426
	Shares	Value

Software—continued
Paycom Software, Inc.(1)	14,471	$ 4,775
Trade Desk, Inc. (The) Class A(1)	106,893	6,387
Varonis Systems, Inc.(1)	136,013	3,607
Zscaler, Inc.(1)	39,373	6,472
		44,753

Specialty Retail—7.3%
Five Below, Inc.(1)	21,911	3,016
O’Reilly Automotive, Inc.(1)	10,369	7,293
Tractor Supply Co.	37,222	6,919
Ulta Beauty, Inc.(1)	7,041	2,825
		20,053

Textiles, Apparel & Luxury Goods—1.9%
Lululemon Athletica, Inc.(1)	11,226	3,138
On Holding AG Class A(1)	132,857	2,133
		5,271

Trading Companies & Distributors—3.0%
Ferguson plc	45,464	4,679
United Rentals, Inc.(1)	13,456	3,635
		8,314

Total Common Stocks (Identified Cost $278,409)		273,202

Total Long-Term Investments—99.1% (Identified Cost $278,409)		273,202

TOTAL INVESTMENTS—99.1% (Identified Cost $278,409)		$273,202
Other assets and liabilities, net—0.9%		2,461
NET ASSETS—100.0%		$275,663

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	93%
Switzerland	3
Jersey	2
United Kingdom	1
Canada	1
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$273,202	$273,202
Total Investments	$273,202	$273,202
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the  Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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